Liability related to right of use of assets	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Liability related to right of use of assets
Note 15. Liability related to right of use of assets
The Company has lease contracts for various items of towers & sites, property and other equipment used in its operations. Towers and sites generally have lease terms for 10 years, while property and other equipment generally have lease terms between 5 and 25 years.

At December 31, 2020, 2021 and 2022 the right-of-use assets and lease liabilities are as follows:

	Right-of-use assets				Liability related to right-of-use of assets
	Towers & Sites	Property	Other equipment	Total
As of January 1, 2020	Ps.96,102,449	Ps.17,439,370	Ps.4,461,404	Ps.118,003,223	Ps.120,596,733
Additions and release (1)	5,745,869	309,576	1,514,519	7,569,964	4,833,959
Modifications	8,559,335	(3,035,831)	1,048,858	6,572,362	7,769,326
Depreciation (1)	(20,672,460)	(3,235,914)	(2,850,847)	(26,759,221)	—
Interest expense	—	—	—	—	8,800,153
Payments	—	—	—	—	(29,623,565)
Translation adjustment	(4,516,318)	728,234	378,600	(3,409,484)	(3,049,365)

Balance at December 31, 2020	Ps.85,218,875	Ps.12,205,435	Ps.4,552,534	Ps.101,976,844	Ps.109,327,241

(1)	Restated for discontinued operations

	Right-of-use assets				Liability related to right-of-use of assets
	Towers & Sites	Property	Other equipment	Total
As of January 1, 2021	Ps.85,218,875	Ps.12,205,435	Ps.4,552,534	Ps.101,976,844	Ps.109,327,241
Additions and release (1)	3,145,941	482,456	1,052,022	4,680,419	3,060,042
Modifications	10,945,985	1,024,573	998,161	12,968,719	12,535,394
Depreciation (1)	(19,849,598)	(3,086,201)	(2,589,506)	(25,525,305)	—
Interest expense	—	—	—	—	7,129,251
Payments	—	—	—	—	(30,544,750)
Translation adjustment	(2,904,175)	(689,558)	(134,551)	(3,728,284)	(2,852,953)

Balance at December 31, 2021	Ps.76,557,028	Ps.9,936,705	Ps.3,878,660	Ps.90,372,393	Ps. 98,654,225

(1)	Restated for discontinued operations

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
As of January 1, 2022	Ps.	76,557,028	Ps.	9,936,705	Ps.	3,878,660	Ps.	90,372,393	Ps.	98,654,225
Additions and release (1)		42,958,221		574,801		5,463,706		48,996,728		44,134,101
Business combinations		4,247,042		318		5,413		4,252,773		9,129,255
Modifications		11,859,492		3,584,607		1,790,905		17,235,004		19,038,741
Depreciation		(22,858,868)		(3,369,095)		(2,756,898)		(28,984,861)		—
Interest expense		—		—		—		—		8,903,397
Payments		—		—		—		—		(33,823,287)
Disposals (2)		(696,904)		(88,303)		(36,694)		(821,901)		(1,044,480)
Transfers (3)		(165,779)		(126,763)		(112,301)		(404,843)		(438,571)
Translation adjustment		(5,680,583)		(1,289,832)		(1,800,782)		(8,771,197)		(10,404,570)

Balance at December 31, 2022	Ps.	106,219,649	Ps.	9,222,438	Ps.	6,432,009	Ps.	121,874,096	Ps.	134,148,811

(1)	The increase as compared to the previous year, was due to rights of use and their corresponding liability with Sitios Latam, resulting from the spin-off occurred in August 2022.
(2)	Disposals includes the Panama disposal. See Note 2Ac.
(3)	Transfers includes the Claro Chile, SpA joint venture. See Note 12b.
At December 31, 2021 and 2022, the total of the right-of-use assets include an amount of Ps. 14,785,012 and Ps. 64,582,841, corresponding to related parties, respectively and the total of lease liabilities include an amount of Ps. 16,212,629 and Ps. 65,686,036 corresponding to related parties, respectively.

The lease debt of the Company is integrated according to its maturities as follows:

	2021	2022

Short term	Ps.27,632,357	Ps.	32,902,237
Long term	71,021,868		101,246,574

Total	Ps.98,654,225	Ps.	134,148,811

The Company’s long-term debt maturities as of December 31, 2022 are as follows:

Year ended December 31,
2024	Ps.	7,958,375
2025		10,209,699
2026		20,897,718
2027		14,326,772
2028		17,580,798
2029 and thereafter		30,273,212

Total	Ps.	101,246,574

During the years ended December 31, 2020, 2021 and 2022, the Company recognized expenses as follows:

	2020
	Others		Related parties		Total
Depreciation expense of right-of-use assets (1)	Ps.	22,404,924	Ps.	4,354,297	Ps.	26,759,221
Interest expense on lease liabilities (1)		7,081,693		1,718,460		8,800,153
Expense relating to short-term leases		32,238		—		32,238
Expense relating to leases of low-value assets		2,883		—		2,883
Variable lease payments		78,494		—		78,494

Total	Ps.	29,600,232	Ps.	6,072,757	Ps.	35,672,989

(1)	Restated for discontinued operations

	2021
	Others	Related parties	Total
Depreciation expense of right-of-use assets (2)	Ps.19,932,317	Ps.5,592,988	Ps.25,525,305
Interest expense on lease liabilities (2)	6,212,774	916,477	7,129,251
Expense relating to short-term leases	29,833	—	29,833
Expense relating to leases of low-value assets	685	—	685
Variable lease payments	68,236	—	68,236

Total	Ps.26,243,845	Ps.6,509,465	Ps.32,753,310

(2)	Restated for discontinued operations

	2022
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	18,095,871	Ps.	10,888,990	Ps.	28,984,861
Interest expense on lease liabilities		6,395,988		2,507,409		8,903,397
Expense relating to short-term leases		24,234		—		24,234
Expense relating to leases of low-value assets		886		—		886
Variable lease payments		65,520		—		65,520

Total	Ps.	24,582,499	Ps.	13,396,399	Ps.	37,978,898

Impact on accounting for changes in lease payments applying the exemption.
Based on the information available for evaluation as of the date of adoption, the effect of applying this amendment to IFRS 16 Covid-19 Related Rent Concessions in the Company’s consolidated financial statements as of December 31, 2022 was
Ps. 37,642, reflecting an adjustment to accrued liability for leases and recognizing a benefit in the income statement for the period.